Additional Information - Condensed Financial Statements of the Parent Company - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating Expenses [Abstract]
Selling and marketing expenses	$ 42,861	¥ 279,665	¥ 572,040	¥ 432,059
General and administrative expenses	15,145	98,820	103,890	84,360
Research and development expenses	5,252	34,267	43,339	19,262
Total operating expenses	63,258	412,752	719,269	535,681
Net loss attributable to ordinary shareholders	(25,056)	(163,478)	(251,299)	(78,700)
Accretions to preferred shares redemption value				35,066
Net loss	(24,988)	(163,034)	(250,640)	(113,766)
Foreign currency translation adjustments, net of nil tax	(1,050)	(6,853)	8,416	3,401
Reportable Legal Entities Member | Parent Company [Member]
Operating Expenses [Abstract]
Selling and marketing expenses	34	219	(256)	(1,511)
General and administrative expenses	(1,761)	(11,492)	(19,801)	(12,936)
Research and development expenses	36	232	(422)	(84)
Total operating expenses	(1,691)	(11,041)	(20,479)	(14,531)
Interest (expenses)/income, net	217	1,425	6,142	(1,470)
Change in fair value of warrant				(3,843)
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(23,596)	(153,967)	(235,804)	(58,864)
Others, net	84	549	(499)	8
Net loss attributable to ordinary shareholders	(24,986)	(163,034)	(250,640)	(78,700)
Accretions to preferred shares redemption value				(35,066)
Net loss	(24,986)	(163,034)	(250,640)	(113,766)
Foreign currency translation adjustments, net of nil tax	(1,050)	(6,853)	8,416	3,401
TuanChe Limited's shareholders	$ (26,036)	¥ (169,887)	¥ (242,224)	¥ (110,365)